POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - DEFINED CONTRIBUTION RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 305	$ 311	$ 314
Defined Contribution Plan Contribution Rate	14.00%	15.00%	15.00%